Derivative Instruments and Hedging Activities - Additional Information (Detail)		1 Months Ended	6 Months Ended
	Jan. 23, 2014 USD ($)	Jan. 31, 2014 USD ($) NOK / Derivative shares	Jun. 30, 2016 USD ($) Vessel tranche $ / shares	Dec. 31, 2015 USD ($)	Jan. 31, 2014 NOK / shares
Derivative [Line Items]
Interest rate swaps, description of objective			The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt.
Derivatives not designated as a cash flow hedge			$ 4,189,000	$ 17,844,000
Warrant [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivatives not designated as a cash flow hedge			$ 1,833,000	$ 10,328,000
Time-charter Swap [Member]
Derivative [Line Items]
Derivative, term of contract			11 months
Derivative, term of contract extension, counterparty option			2 months
Interest Rate Swaps, Cross Currency Swaps Agreement and Foreign Currency Forward Contracts [Member]
Derivative [Line Items]
Fair value asset of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement			$ 0
Fair value liability of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement			625,800,000
Restricted cash			$ 70,100,000
Teekay and Teekay Tankers [Member] | Tanker Investments Limited [Member]
Derivative [Line Items]
Purchase of common stock | shares		5,000,000
Equity method investment, ownership percentage		20.00%
Issuance of equity private placement	$ 250,000,000
Equity method investment		$ 50,000,000
Teekay and Teekay Tankers [Member] | Tanker Investments Limited [Member] | Warrant [Member]
Derivative [Line Items]
Fixed price of stock purchase warrants, per share | (per share)			$ 10		NOK 61.67
Number of tranches | tranche			4
Number of tranches vested | tranche			2
Consecutive trading days		10 days
Teekay and Teekay Tankers [Member] | Tanker Investments Limited [Member] | Warrant [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivatives not designated as a cash flow hedge		$ 6,800,000	$ 1,800,000
Teekay and Teekay Tankers [Member] | Tanker Investments Limited [Member] | Maximum [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant | shares		1,500,000.0
Teekay and Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche One [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		77.08
Teekay and Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche Two [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		92.50
Teekay and Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche Three [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		107.91
Teekay and Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche Four [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		123.33
Teekay Tankers [Member] | Time-charter Swap [Member]
Derivative [Line Items]
Derivative, nonmonetary notional amount, percent of required need, coverage			55.00%
Derivative, number of vessel-equivalents in swap agreement | Vessel			2
Derivative, daily payments received			$ 27,776
Derivative, brokerage fee, percent			1.25%
Derivative, deduction from daily payments made			$ 500